FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

September 29, 2010

(CIK #0000876441)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

            RE:  Franklin Templeton International Trust ("Registrant")

            File Nos. 033-41340 and 811-06336

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933 (the “1933 Act”), as amended, and the Investment Company Act of 1940, as amended.

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called Franklin World Perspectives Fund (the "Fund"). The Fund will offer four share classes, Class A, Class C, Class R and Advisor Class.

The Fund will have an investment goal of long-term capital appreciation.

The Fund invests primarily in equity securities in developed, emerging and frontier markets across the entire market capitalization spectrum. The Fund is structured as a multi-manager fund, with the investment manager having overall responsibility for the Fund's investments. The investment manager works and sub-contracts with various local asset management teams within Franklin Templeton Investments (the "Sub-Advisors") to determine regional/country allocation, and each of the Sub-Advisors will be responsible for selecting investments for that portion of Fund's portfolio allocated to it.

Please be advised that three of the Sub-Advisors have recently submitted their registrations as investment advisers on Form ADV with the Commission.  The Registrant expects those registrations to be complete well in advance of the effectiveness of the Amendment.

Pursuant to Rule 485(a) (2) under the 1933 Act, the Amendment will become effective on December 13, 2010, which is at least seventy-five days after the filing. Please direct any questions or comments relating to this filing to me at (650) 312-2018.

Very truly yours,

/s/ Steven J. Gray

Vice President and Assistant Secretary